SHARE-BASED PAYMENTS - Additional Information (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares tranche	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted (in shares)		28,340	41,787
Holding period	3 years
Weighted-average share price for share options and warrants exercised (in usd per share) | $ / shares		$ 14.79	$ 8.27
Weighted average remaining contractual life for options and warrants issued as share based payments		5 years 9 months 25 days	6 years 6 months 10 days
Restricted Share Units granted (in shares)		44,086	56,995
Key management and directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted (in shares)		28,340	41,787
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 3.52	$ 3.52
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 14.71	$ 14.71
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)		4,345,244
Annual increase, percentage		2.00%
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted (in shares)	4,056,770	28,340	41,787
Share options granted, number of tranches | tranche	12
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment arrangement, award vesting percentage		25.00%
Share-based payment arrangement, award vesting period		4 years
Restricted shares | Key management and directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Restricted Share Units granted (in shares)		44,086	56,995
Share-based payment arrangement, award vesting period		1 year	1 year
Exercise price per share (in dollars per share) | $ / shares		$ 12.35	$ 8.47